Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

March 29, 2007

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:	The Swiss Helvetia Fund, Inc. (811-5128) Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of The Swiss Helvetia Fund, Inc. (the “Fund”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Fund is filing the Registration Statement in consideration of a possible rights offering to its stockholders. The rights offering will commence only upon further approval by the Fund’s Board of Directors, on terms yet to be determined, and remains subject to market conditions and ultimate approval of the Registration Statement by the Securities and Exchange Commission (the “SEC”). Assuming current market conditions, the Fund would seek to finalize the terms of the offering, respond to comments of the Staff of the SEC and have the Registration Statement declared effective the week of May 7th, in order to commence the rights offering the week of May 18th.

Please direct any comments and questions concerning the Registration Statement to me at 212.806.6443 (nrunyan@stroock.com) or, in my absence, to Gary L. Granik at 212.806.5790 (ggranik@stroock.com)

Very truly yours, /s/ Nicole M. Runyan Nicole M. Runyan

cc:    Gary L. Granik